CONTRACT COSTS, NET (Details)	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
CONTRACT COSTS, NET
Contract costs	¥ 28,157,211			$ 4,081,761	¥ 37,922,302
Allowance for credit losses	(409,429)		¥ (4,063,482)	(59,352)	(4,063,482)	¥ (4,548,910)	$ (589,055)
Total contract costs, net	27,747,782			4,022,409	33,858,820
Contract costs	¥ 27,747,782			$ 4,022,409	¥ 33,858,820
Percentage of total contracts costs subsequently realized	10.30%			10.30%
Total contracts costs that have been subsequently realized	¥ 2,900,000			$ 400,000
Net recovery of provision for credit losses	¥ 3,751,575	$ 543,841	¥ 2,676,267